United States
                       Securities and Exchange Commission
                              Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5495
                                   --------

CIGNA High Income Shares

               (Exact name of registrant as specified in charter)

c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H16C,
Hartford, CT  06103

(Address of principal executive offices) (Zip code)

Mark Butler, 2223 Washington Street, 3 Newton Executive Park, Suite 200 Newton, MA 02462

                     (Name and address of agent for service)

Registrant's telephone number, including area code:
860.757.7276
------------

Date of fiscal year end: 12/31/2004
                         ----------

Date of reporting period: 6/30/2004 - 9/30/2004
                          ---------------------

Item 1. Schedule of Investments.

--------------------------------------------------------------------------------
CIGNA High Income Shares Investments in Securities                           1
September 30, 2004 (Unaudited)

                                                            Principal          Value
                                                                (000)          (000)
------------------------------------------------------------------------------------
BONDS AND NOTES - 140.4%
Aerospace - 6.4%
Aviall, Inc., 7.63%, 2011                                  $    1,750       $  1,890
BE Aerospace, Inc.,
   8.00%, 2008                                                  1,500          1,477
   9.50%, 2008                                                  1,000          1,035
Communications & Power Industries, Inc.,
   8.00%, 2012                                                    500            522
Hexcel Corp., 9.75%, 2009                                       1,750          1,838
Sequa Corp., 8.88%, 2008                                        1,500          1,627
Standard Aero Holdings, Inc., 8.25%, 2014
   (144A security acquired Sep. 2004 for $931) (a)                900            931
Titan Corp., 8.00%, 2011                                          500            522
                                                                            --------
                                                                               9,842
                                                                            --------
Auto/Trucks - 6.4%
Accuride Corp., 9.25%, 2008                                     1,625          1,662
Dana Credit Corp., 8.38%, 2007
   (144A security acquired May, July & Dec. 2002
   for $1,770) (a)                                              1,850          2,049
Delco Remy International, Inc.,
   11.00%, 2009                                                   500            525
   9.38%, 2012                                                    650            640
Dura Operating Corp., 8.63%, 2012                                 750            743
Tenneco Automotive, Inc., 11.63%, 2009                          2,500          2,637
TRW Automotive, Inc.,
   9.38%, 2013                                                  1,106          1,264
   11.00%, 2013                                                   273            325
                                                                            --------
                                                                               9,845
                                                                            --------
Beverages/Food - 4.4%
American Seafoods Group LLC, 10.13%, 2010                         640            685
Del Monte Corp., 8.63%, 2012                                    1,010          1,126
Dole Food, Inc.,
   7.25%, 2010                                                    400            413
   8.88%, 2011                                                  1,000          1,087
Land O' Lakes, Inc., 9.00%, 2010
   (144A security acquired July 2004 for $528) (a)                500            521
   8.75%, 2011                                                    250            234
Michael Foods, Inc., 8.00%, 2013                                  600            628

                                                            Principal          Value
                                                                (000)          (000)
------------------------------------------------------------------------------------
Beverages/Food (continued)
Pinnacle Foods Holding Corp., 8.25%, 2013
   (144A security acquired Nov. & Dec. 2003
   for $1,015) (a)                                         $    1,000       $    942
Seminis Vegetable Seeds, Inc., 10.25%, 2013                       500            557
Swift & Co., 12.50%, 2010                                         500            552
                                                                            --------
                                                                               6,745
                                                                            --------
Broadcasting & Media - 5.5%
Allbritton Communications Co., 7.75%, 2012                      1,370          1,418
Corus Entertainment, Inc., 8.75%, 2012                            550            610
Emmis Operating Co., 6.88%, 2012                                  500            519
Gray Television, Inc., 9.25%, 2011                                750            842
PanAmSat Corp., 9.00%, 2014
   (144A security acquired July, Aug. & Sep. 2004
   for $1,687) (a)                                              1,650          1,716
Sinclair Broadcast Group,
   8.75%, 2011                                                    500            542
   8.00%, 2012                                                  2,150          2,231
Warner Music Group, 7.38%, 2014
   (144A security acquired April 2004 for $509) (a)               500            518
                                                                            --------
                                                                               8,396
                                                                            --------
Building Materials - 1.4%
Interface, Inc.,
   7.30%, 2008                                                    800            808
   10.38%, 2010                                                   350            394
Jacuzzi Brands, Inc., 9.63%, 2010                                 500            553
THL Buildco, Inc., 8.50%, 2014
   (144A security acquired Sep. 2004 for $476) (a)                450            471
                                                                            --------
                                                                               2,226
                                                                            --------
Cable TV - 5.7%
Charter Communications Holdings LLC,
   10.25%, 2010                                                 1,250          1,277
   8.38%, 2014 (144A security acquired
   April 2004 for $500) (a)                                       500            497
CSC Holdings, Inc., 10.50%, 2016                                2,550          2,913
DirecTV Holdings LLC, 8.38%, 2013                               1,000          1,138
Insight Midwest LP, 10.50%, 2010                                  500            548
Mediacom Broadband LLC, 11.00%, 2013                              590            625

--------------------------------------------------------------------------------
CIGNA High Income Shares Investments in Securities                           2
September 30, 2004 (Unaudited) (Continued)

                                                             Principal          Value
                                                                 (000)          (000)
-------------------------------------------------------------------------------------
Cable TV (continued)
Mediacom LLC, 8.50%, 2008                                   $    1,750       $  1,798
                                                                             --------
                                                                                8,796
                                                                             --------
Chemicals/Plastics - 6.0%
Borden US Finance Corp., 9.00%, 2014
   (144A security acquired Aug. & Sep. 2004
   for $832) (a)                                                   800            840
Equistar Chemicals LP,
   10.13%, 2008                                                    930          1,049
   10.63%, 2011                                                  1,000          1,140
Huntsman ICI Chemicals, Inc., 10.13%, 2009                       1,855          1,948
Innophos, Inc., 8.88%, 2014
   (144A security acquired Aug. 2004 for $1,000) (a)             1,000          1,065
Koppers Industry, Inc.,
   9.88%, 2013                                                     500            553
Lyondell Chemical Co.,
   10.88%, 2009                                                    500            530
   10.50%, 2013                                                  1,850          2,146
                                                                             --------
                                                                                9,271
                                                                             --------
Consumer Products - 9.5%
Amscan Holdings, Inc., 8.75%, 2014
   (144A security acquired Aug. 2004 for $451) (a)                 450            459
American Achievement Corp., 8.25%, 2012
   (144A security acquired Mar. 2004 for $557) (a)                 550            577
Elizabeth Arden, Inc., 7.75%, 2014                                 650            682
FTD, Inc., 7.75%, 2014                                             500            500
Jafra Cosmetics International, Inc.,
   10.75%, 2011                                                  2,000          2,275
Jarden Corp., 9.75%, 2012                                          500            552
Jostens, Inc.,
   12.75%, 2010                                                  1,380          1,545
   7.63%, 2012 (144A security acquired Sep. 2004
   for $1,515) (a)                                               1,500          1,508
K2, Inc., 7.38%, 2014
   (144A security acquired Sep. 2004 for $523) (a)                 500            530
Playtex Products, Inc.,
   8.00%, 2011                                                     500            530
   9.38%, 2011                                                   1,000          1,025

                                                             Principal          Value
                                                                 (000)          (000)
-------------------------------------------------------------------------------------
Consumer Products (continued)
Prestige Brands, Inc., 9.25%, 2012
   (144A security acquired Mar. 2004
   for $500) (a)                                            $      500       $    492
Samsonite Corp., 8.88%, 2011
   (144A security acquired May & July 2004
   for $1,011) (a)                                               1,000          1,045
Sealy Mattress Co., 8.25%, 2014
   (144A security acquired Mar. & Sep. 2004
   for $1,518) (a)                                               1,500          1,515
Simmons Co., 7.88%, 2014
   (144A security acquired June 2004 for $251) (a)                 250            260
United Industries Corp., 9.88%, 2009                             1,085          1,134
                                                                             --------
                                                                               14,629
                                                                             --------
Containers & Packaging - 6.0%
Crown Euro Holdings S.A., 9.50%, 2011                            1,430          1,594
Graham Packaging Co., Inc., 8.75%, 2008                            500            516
Step Coupon (10.75% to 1/15/09), 2009                              910            946
Graphic Packaging International, Inc., 9.50%, 2013               1,000          1,143
Greif Brothers Corp., 8.88%, 2012                                  940          1,048
Owens-Brockway,
   8.75%, 2012                                                   1,850          2,063
   8.25%, 2013                                                   1,750          1,862
                                                                             --------
                                                                                9,172
                                                                             --------
Environmental - 1.5%
Allied Waste North America, Inc.,
   6.13%, 2014                                                     600            564
   7.38%, 2014                                                   1,000            963
Casella Waste Systems, Inc., 9.75%, 2013                           400            436
IESI Corp., 10.25%, 2012                                           250            270
                                                                             --------
                                                                                2,233
                                                                             --------
Gaming - 7.5%
Aztar Corp., 7.88%, 2014 (144A security acquired
   June 2004 for $1,778) (a)                                     1,750          1,855
Boyd Gaming Corp., 7.75%, 2012                                   1,000          1,073
Caesars Entertainment, Inc., 7.88%, 2010                         1,000          1,130
Hard Rock Hotel, Inc., 8.88%, 2013                               1,000          1,078

--------------------------------------------------------------------------------
CIGNA High Income Shares Investments in Securities                           3
September 30, 2004 (Unaudited) (Continued)

                                                              Principal         Value
                                                                  (000)         (000)
-------------------------------------------------------------------------------------
Gaming (continued)
Inn of the Mountain Gods Resort & Casino,
   12.00%, 2010                                             $      650       $    744
Isle of Capri Casinos, Inc., 7.00%, 2014                         1,500          1,508
Jacobs Entertainment, Inc., 11.88%, 2009                           900          1,017
Pinnacle Entertainment, Inc., 8.25%, 2012                        2,000          2,015
Station Casinos, Inc., 6.88%, 2016                               1,000          1,027
                                                                             --------
                                                                               11,447
                                                                             --------
General Industrial - 3.3%
Blount, Inc., 8.88%, 2012                                          500            531
MAXX Corp., 9.75%, 2012
   (144A security acquired Aug. 2004 for $554) (a)                 525            557
Mueller Group, Inc., 10.00%, 2012 (144A security
   acquired April & Sep. 2004 for $1,620) (a)                    1,550          1,674
Norcross Safety Products LLC,
   9.88%, 2011                                                     900            976
Trimas Corp., 9.88%, 2012                                        1,230          1,282
                                                                             --------
                                                                                5,020
                                                                             --------
Grocery - 2.9%
Nash Finch Co., 8.50%, 2008                                      1,000          1,029
Pathmark Stores, Inc., 8.75%, 2012                               1,500          1,395
Stater Brothers Holdings, Inc., 8.13%, 2012
   (144A security acquired June & July 2004
   for $2,017) (a)                                               2,000          2,095
                                                                             --------
                                                                                4,519
                                                                             --------
Health Care - 7.3%
Alliance Imaging, Inc., 10.38%, 2011                               172            187
Beverly Enterprises, Inc., 7.88%, 2014
   (144A security acquired Sep. 2004 for $1,053) (a)             1,000          1,070
Extendicare Health Services, Inc.,
   9.50%, 2010                                                   1,100          1,235
Genesis Healthcare Corp., 8.00%, 2013                              500            545
Medex, Inc., 8.88%, 2013                                         1,000          1,090
NeighborCare, Inc., 6.88%, 2013                                    250            259
Omega Healthcare Investors, Inc., 7.00%, 2014
   (144A security acquired Mar. 2004 for $1,521) (a)             1,500          1,530

                                                              Principal         Value
                                                                  (000)         (000)
-------------------------------------------------------------------------------------
Health Care (continued)
Province Healthcare Co., 7.50%, 2013                        $    1,000       $  1,128
Select Medical Corp., 7.50%, 2013                                  250            264
Sybron Dental Specialties, Inc., 8.13%, 2012                       250            271
Triad Hospitals, Inc., 7.00%, 2013                               2,000          2,035
VWR International, Inc., 8.00%, 2014
   (144A security acquired April, Aug. & Sep. 2004
   for $1,557) (a)                                               1,500          1,586
                                                                             --------
                                                                               11,200
                                                                             --------
Home Construction - 1.1%
K. Hovnanian Enterprises, Inc.,
   7.75%, 2013                                                   1,500          1,624
Leasing - 2.4%
H&E Equipment Services LLC, 11.13%, 2012                         1,000          1,030
United Rentals, Inc.,
   7.75%, 2013                                                   1,000            937
   7.00%, 2014                                                     250            222
Williams Scotsman, Inc., 9.88%, 2007                             1,520          1,455
                                                                             --------
                                                                                3,644
                                                                             --------
Leisure/Entertainment - 4.8%
AMC Entertainment, Inc.,
   9.50%, 2011                                                   1,044          1,073
AMF Bowling Worldwide, Inc., 10.00%, 2010
   (144A security acquired Mar. 2004 for $521) (a)                 500            530
Intrawest Corp.,
   10.50%, 2010                                                    980          1,058
   7.50%, 2013                                                   1,000          1,036
Loews Cineplex Entertainment Corp.,
   9.00%, 2014 (144A security acquired July 2004
   for $500) (a)                                                   500            516
NCL Corp., 10.63%, 2014
   (144A security acquired Aug. 2004 for $508) (a)                 500            524
Royal Caribbean Cruises Ltd.,
   6.88%, 2013                                                     500            532
   7.25%, 2018                                                   1,250          1,325
Town Sports International, Inc.,
   9.63%, 2011                                                     750            761
                                                                             --------
                                                                                7,355
                                                                             --------

--------------------------------------------------------------------------------
CIGNA High Income Shares Investments in Securities                           4
September 30, 2004 (Unaudited) (Continued)

                                                              Principal         Value
                                                                  (000)         (000)
-------------------------------------------------------------------------------------
Lodging/Hotels - 3.9%
Felcor Lodging LP,
   7.63%, 2007                                              $      500       $    528
   10.00% (Coupon change based on rating), 2008                     86             90
   9.00% (Coupon change based on rating), 2011                     820            902
Gaylord Entertainment Co., 8.00%, 2013                           1,000          1,053
Host Marriott Corp.,
   9.25%, 2007                                                     780            874
   7.88%, 2008                                                     318            328
   7.13%, 2013                                                   1,000          1,050
La Quinta Properties, Inc., 8.88%, 2011                          1,000          1,120
                                                                             --------
                                                                                5,945
                                                                             --------
Manufacturing - 0.6%
Polypore, Inc., 8.75%, 2012
   (144A security acquired May 2004 for $850) (a)                  850            882
Metals - 0.6%
Alpha Natural Resources LLC, 10.00%, 2012
   (144A security acquired May 2004 for $900) (a)                  900            997
Oil & Gas - 6.5%
Belden & Blake Corp., 8.75%, 2012
   (144A security acquired July 2004 for $1,511) (a)             1,500          1,598
Chesapeake Energy Corp., 7.75%, 2015                               750            821
Continental Resources, Inc., 10.25%, 2008                          500            517
Exco Resources, Inc., 7.25%, 2011                                1,000          1,060
Ferrellgas Partners LP, 8.75%, 2012                                810            891
Hornbeck Offshore Services, Inc., 10.63%, 2008                     500            551
Premcor Refining Group, Inc., 9.50%, 2013                          830            977
Transmontaigne, Inc., 9.13%, 2010                                1,250          1,403
Universal Compression, Inc., 7.25%, 2010                         2,000          2,130
                                                                             --------
                                                                                9,948
                                                                             --------
Paper - 5.0%
Abitibi-Consolidated, Inc., 6.00%, 2013                            500            460
Caraustar Industries, Inc., 9.88%, 2011                          1,000          1,070
Georgia-Pacific Corp.,
   8.00%, 2014                                                   1,000          1,145
   8.00%, 2024                                                   1,000          1,138
Jefferson Smurfit Corp., 7.50%, 2013                             1,000          1,060
MDP Acquisitions PLC, 9.63%, 2012                                1,600          1,808

                                                             Principal         Value
                                                               (000)           (000)
-------------------------------------------------------------------------------------
Paper (continued)
Norske Skog Canada Ltd., 7.38%, 2014                        $      250       $    261
Smurfit Capital Funding PLC, 7.50%, 2025                           500            500
Tembec Industries, Inc., 7.75%, 2012                               250            251
                                                                             --------
                                                                                7,693
                                                                             --------
Printing & Publishing - 8.1%
American Media Operation, Inc.,
   10.25%, 2009                                                    500            526
Cenveo Corp., 7.88%, 2013                                        1,000            975
Dex Media East/West LLC,
   9.88%, 2009                                                     500            575
   12.13%, 2012                                                    637            793
   8.00%, 2013                                                     750            787
   9.88%, 2013                                                     488            573
Goss Holdings, Inc., 12.25%, 2005 (b) (c) (d)                    2,764             --
Houghton Mifflin Co.,
   8.25%, 2011                                                     820            857
   9.88%, 2013                                                     410            430
Liberty Group, Inc., 9.38%, 2008                                   825            831
Primedia, Inc., 8.88%, 2011                                      1,310          1,310
Quebecor Media Inc., 11.13%, 2011                                1,485          1,715
RH Donnelley Finance Corp., I 10.88%, 2012
   (144A security acquired Nov. 2002 for $760) (a)                 760            922
Vertis, Inc.,
   9.75%, 2009                                                   1,000          1,075
   13.50%, 2009 (144A security acquired
   Sep. 2004 for $508) (a)                                         500            500
Von Hoffman Corp., 10.25%, 2009                                    500            557
                                                                             --------
                                                                               12,426
                                                                             --------
Restaurants - 0.4%
Buffets, Inc., 11.25%, 2010                                        400            426
Dominos, Inc., 8.25%, 2011                                         182            197
                                                                             --------
                                                                                  623
                                                                             --------
Retail - 6.6%
Couche-Tard U.S. LP, 7.50%, 2013                                   750            799
CSK Auto, Inc., 7.00%, 2014                                        500            484
General Nutrition Centers, Inc., 8.50%, 2010                       850            869

--------------------------------------------------------------------------------
CIGNA High Income Shares Investments in Securities                           5
September 30, 2004 (Unaudited) (Continued)

                                                              Principal         Value
                                                                  (000)          (000)
-------------------------------------------------------------------------------------
Retail (continued)
Jean Coutu Group, Inc., 7.63%, 2012
   (144A security acquired Sep. 2004 for $257) (a)          $      250       $    254
Petro Stopping Centers LP, 9.00%, 2012                             550            583
Rent-A-Center, Inc., 7.50%, 2010                                 2,250          2,340
Rite Aid Corp.,
   8.13%, 2010                                                     250            263
   7.70%, 2027                                                   1,750          1,474
Saks, Inc., 7.38%, 2019                                          2,000          2,000
WH Holdings Ltd., 9.50%, 2011                                    1,000          1,082
                                                                             --------
                                                                               10,148
                                                                             --------
Service - 8.3%
Affinity Group, Inc., 9.00%, 2012                                  350            375
Alderwoods Group, Inc., 7.75%, 2012
   (144A security acquired Aug. & Sep. 2004
   for $1,266) (a)                                               1,250          1,322
Buhrmann US, Inc., 8.25%, 2014
   (144A security acquired June 2004 for $997) (a)               1,000          1,000
Corrections Corp. of America, 7.50%, 2011                        1,000          1,056
Iron Mountain, Inc.,
   7.75%, 2015                                                   1,000          1,072
   6.63%, 2016                                                   1,000            975
Johnsondiversey Holdings, Inc.,
   Step Coupon (0% to 5/15/07), 2013                             1,000            830
Lodgenet Entertainment Corp., 9.50%, 2013                        1,500          1,643
Nebraska Book Co., Inc., 8.63%, 2012                             1,200          1,200
Service Corp. International, 7.70%, 2009                         1,382          1,489
URS Corp., 11.50%, 2009                                            670            774
Wesco Distribution, Inc., 9.13%, 2008                            1,010          1,042
                                                                             --------
                                                                               12,778
                                                                             --------
Technology - 1.6%
Lucent Technologies, Inc.,
   5.50%, 2008                                                     550            550
   6.45%, 2029                                                     250            203
UGS Corp., 10.00%, 2012
   (144A security acquired Sep. 2004 for $1,105) (a)             1,000          1,090
Xerox Corp., 7.63%, 2013                                           500            540
                                                                             --------
                                                                                2,383
                                                                             --------

                                                              Principal         Value
                                                                  (000)         (000)
-------------------------------------------------------------------------------------
Telecommunications - 7.8%
American Tower Corp.,
   9.38%, 2009                                              $    1,471       $  1,572
   7.13%, 2012 (144A security acquired
   Sep. 2004 for $1,000) (a)                                     1,000            990
Centennial Communications Corp.,
   10.13%, 2013                                                  1,000          1,060
Cincinnati Bell, Inc., 7.25%, 2013                                 750            722
Crown Castle International Corp., 7.50%, 2013                    1,250          1,309
MCI, Inc., 5.91%, 2007                                             500            496
Nextel Communications, Inc., 9.38%, 2009                           685            725
Nextel Partners, Inc., 8.13%, 2011                                 250            265
Poland Telecom Finance BV, 14.00%, 2007 (b) (c) (d)              3,000             --
Qwest Communications International, Inc.,
   7.00%, 2009                                                     230            212
   9.13%, 2012 (144A security acquired Aug. &
   Oct. 2002 for $1,208) (a)                                     1,390          1,539
   7.50%, 2014 (144A security acquired April 2004
   for $954) (a)                                                 1,000            918
Rural Cellular Corp.,
   8.25%, 2012 (144A security acquired Mar. 2004
   for $1,010) (a)                                               1,000          1,017
SBA Communications Corp., 10.25%, 2009                             500            535
Spectrasite, Inc., 8.25%, 2010                                     500            537
                                                                             --------
                                                                               11,897
                                                                             --------
Textiles - 2.4%
Philips-Van Heusen Corp. 8.13%, 2013                             2,000          2,150
Warnaco, Inc., 8.88%, 2013                                       1,350          1,502
                                                                             --------
                                                                                3,652
                                                                             --------
Utilities - 6.5%
AES Corp.,
   9.50%, 2009                                                     250            279
   7.75%, 2014                                                   1,500          1,549
Allegheney Energy Supply Co.,
   7.80%, 2011                                                     500            541
Dynegy Holdings, Inc.,
   6.88%, 2011                                                     250            239
Edison Mission Energy, 7.73%, 2009                                 750            791

--------------------------------------------------------------------------------
CIGNA High Income Shares Investments in Securities                           6
September 30, 2004 (Unaudited) (Continued)

                                                        Principal          Value
                                                            (000)          (000)
--------------------------------------------------------------------------------
Utilities (continued)
El Paso Corp.,
   7.75%, 2010                                          $ 1,000         $  1,000
   7.88%, 2012                                            1,270            1,264
Midland Funding II, 11.75%, 2005                            929              989
NRG Energy, Inc., 8.00%, 2013
   (144A security acquired April 2004 for $510) (a)         500              536
Tennessee Gas Pipeline Co., 7.50%, 2017                   1,000            1,045
Williams Cos., Inc., 8.13%, 2012                          1,550            1,786
                                                                        --------
                                                                          10,019
                                                                        --------
Total Bonds and Notes (Cost - $210,596)                                  215,355
                                                                        --------
                                                       Number of
                                                          Shares
                                                         -------
PREFERRED STOCK - 1.2%
Broadcasting & Media - 0.3%
Emmis Communications Corp., 6.25%                        10,300         $    432
Paper - 0.6%
Smurfit-Stone Container Co., 7.00%                       40,000              996
Telecommunications - 0.3%
Crown Castle International Corp., 6.25%                  10,000              461
                                                                        --------
Total Preferred Stock (Cost - $1,830)                                      1,889
                                                                        --------
WARRANTS - 0.0%
Pliant Corp., Exp. 2010 (144A security acquired
   Sep. 2000 for $135) (a) (c) (d)                        3,700               --
                                                                        --------
Total Warrants (Cost - $135)                                                  --
                                                                        --------

                                                       Principal
                                                           (000)
                                                      ----------
SHORT-TERM OBLIGATION - 0.6%
Commercial Paper
Household Finance Corp.,
   1.85%, 10/1/04 (Cost - $880)                             $880             880
                                                                        --------
TOTAL INVESTMENTS IN SECURITIES - 142.2%
   (Total Cost - $213,441) (e)                                           218,124
Liabilities in excess of Cash and Other Assets - (42.2%)                 (64,738)
                                                                        --------
NET ASSETS - 100%                                                       $153,386
                                                                        ========

NOTES TO INVESTMENTS IN SECURITIES
(a) Indicates restricted security; the aggregate value of restricted securities is $41,437,425 (aggregate cost $40,170,555), which is approximately 27.0% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities.
(b) Defaulted security due to bankruptcy.
(c) Fair valued security.
(d) Illiquid security.
    Tax Information
(e) At September 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of
    $212,973,449, was as follows:
    Aggregate gross unrealized appreciation for all investments
    in which there was an excess of value over tax cost               13,352,507
    Aggregate gross unrealized depreciation for all investments
    in which there was an excess of tax cost over value               (8,201,754)
                                                                      ----------
    Unrealized appreciation - net                                     $5,150,753
                                                                      ==========

Quality Ratings* of Long-Term Bonds and Notes (Unaudited)
September 30, 2004

                                        Market            % of
                                        Value             Market
                                        (000)             Value
-------------------------------------------------------------------
Ba/BB                                  $ 44,093            20.5%
B/B                                     149,340            69.3
Below B                                  21,922            10.2
                                       --------           -----
                                       $215,355           100.0%
                                       ========           =====

*The higher of Moody's or Standard & Poor's Ratings.


Item 2. Controls and Procedures.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CIGNA High Income Shares
             ------------------------

By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary
                          --------------------------------------------------

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey S. Winer
                          --------------------

Date November 29, 2004

By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary
                          --------------------------------------------------

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.